Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)		Taxes	Royalties	Fees	Prod. Entitlements	Total Payments
Total		$ 241,787	$ 4,684	$ 8,887	$ 759	$ 256,117
CANADA
Total				141		141
CANADA | Government of Newfoundland and Labrador
Total				141		141
COLOMBIA
Total		16,137			759	16,896
COLOMBIA | Secretaría Distrital de Hacienda- Dirección Distrital de Tesorería
Total		303				303
COLOMBIA | Municipio Los Patios
Total		239				239
COLOMBIA | Municipio de Ibagué
Total		111				111
COLOMBIA | Direccion De Impuestosy Aduanas Nacionales
Total	[1]	15,485				15,485
COLOMBIA | Agencia Nacional De Mineria
Total	[1]				759	759
COLOMBIA | Total National
Total	[1]	15,485			759	16,243
COLOMBIA | Total Subnational
Total		653				653
CROATIA
Total		7,392		650		8,043
CROATIA | Croatian Tax Administration
Total	[1]	7,392				7,392
CROATIA | Ministry of Physical Planning, Construction and State Assets
Total	[1]			105		105
CROATIA | Total National
Total	[1]	7,392		105		7,497
CROATIA | City of Solin
Total				390		390
CROATIA | City of Kaštela
Total				156		156
CROATIA | Total Subnational
Total				545		545
CZECHIA
Total		6,426		1,111		7,537
CZECHIA | Total National
Total	[1]	6,426		1,111		7,537
CZECHIA | Financial Administration of the Czech Republic
Total	[1]	6,426				6,426
CZECHIA | District Mining Office for the Hradec Králové, Pardubice, Liberec and Vysočina regions
Total	[1]			466		466
CZECHIA | Forests of the Czech Republic, state enterprise
Total	[1]			238		238
CZECHIA | Customs Office in Ostrava
Total	[1]			234		234
CZECHIA | Customs Office for the Central Bohemian Region
Total	[1]			173		173
EGYPT
Total		2,707		1,887		4,594
EGYPT | Total National
Total	[1]	2,707			1,887	4,594
EGYPT | Clay Tax Authority
Total	[1]	2,575				2,575
EGYPT | Egyptian Company for Mining and Management
Total	[1]				1,654	1,654
EGYPT | Egyptian Environmental Affairs Agency
Total	[1]				$ 233	233
EGYPT | Egyptian Tax Authority
Total	[1]	132				132
FRANCE
Total	[1]	398	995	101		1,494
FRANCE | Total National
Total	[1]	398		101		500
FRANCE | Municipality of Anneville-Ambourville
Total	[1]		760			760
FRANCE | Accounting Management Service (SGC) - Bourg-en-Bresse
Total	[1]		234			234
FRANCE | Total Subnational
Total	[1]		995			995
FRANCE | Directorate-General for Public Finances
Total	[1]	398				398
FRANCE | Deposits and Consignments Fund
Total	[1]			101		101
ISRAEL
Total	[1]	16,385	3,507	414		20,305
ISRAEL | Total National
Total	[1]	16,272	3,507	414		20,192
ISRAEL | Emek Hefer Regional Council
Total	[1]	113				113
ISRAEL | Israel Tax Authority
Total	[1]	16,272				16,272
ISRAEL | Israel Land Authority
Total	[1]		3,507	414		3,920
ISRAEL | Total Subnational
Total	[1]	113				113
JAMAICA
Total		11,826	183			12,009
JAMAICA | Total National
Total	[1]	11,826	183			12,009
JAMAICA | Tax Administration Jamaica
Total	[1]	11,399				11,399
JAMAICA | The Commisioner Of Mines
Total	[1]	427	$ 183			610
MEXICO
Total	[1]	82,602		456		83,059
MEXICO | Total National
Total	[1]	75,600		163		75,763
MEXICO | Total Subnational
Total		7,002		293		7,296
MEXICO | Servicio de Administración Tributaria
Total	[1]	75,600				75,600
MEXICO | Tesorería de la Federación
Total	[1]			163		163
MEXICO | Gobierno del Estado de Nuevo León
Total		7,002				7,002
MEXICO | Secretaría de Hacienda del Gobierno de Sonora
Total				151		151
MEXICO | Municipio De Benito Juarez
Total				143		143
NICARAGUA
Total		8,751		131		8,881
NICARAGUA | Total National
Total	[1]	8,751				8,751
NICARAGUA | Total Subnational
Total				131		131
NICARAGUA | Dirección General de Ingresos
Total	[1]	8,522				8,522
NICARAGUA | Ministerio de Hacienda y Crédito Público
Total	[1]	229				229
NICARAGUA | Alcaldía Municipal San Rafael Del Sur
Total				131		131
POLAND
Total		8,577		2,175		10,751
POLAND | Total National
Total	[1]	8,577		981		9,558
POLAND | National Fund for Environmental Protection and Water Management
Total	[1]			625		625
POLAND | Total Subnational
Total				1,193		1,193
POLAND | National Revenue Administration
Total	[1]	8,577				8,577
POLAND | State Forests National Forest Holding
Total	[1]			356		356
POLAND | City of Chełm
Total				368		368
POLAND | Regional Directorate for Environmental Protection
Total				345		345
POLAND | Municipal Office of Klucze
Total				269		269
POLAND | Opole Marshal's Office
Total				211		211
SPAIN
Total		9,289				9,289
SPAIN | Agencia Estatal de Administración Tributaria
Total	[1]	9,289				9,289
TRINIDAD AND TOBAGO
Total		937				937
TRINIDAD AND TOBAGO | Total National
Total	[1]	937				937
TRINIDAD AND TOBAGO | Board Of Inland Revenue
Total	[1]	937				937
UNITED KINGDOM
Total		7,090		1,461		8,551
UNITED KINGDOM | Total National
Total	[1]	7,090		1,293		8,383
UNITED KINGDOM | Environment Agency
Total	[1]			222		222
UNITED KINGDOM | Total Subnational
Total				167		167
UNITED KINGDOM | HM Revenue and Customs
Total	[1]	7,090				7,090
UNITED KINGDOM | Ministry of Housing, Communities and Local Government
Total	[1]			1,071		1,071
UNITED KINGDOM | Warwickshire County Council
Total				167		167
UNITED STATES
Total		63,270		360		63,630
UNITED STATES | Total National
Total	[1]	63,270		360		63,630
UNITED STATES | Mine Safety & Health Administration
Total	[1]			246		246
UNITED STATES | Internal Revenue Service
Total	[1]	$ 63,270				63,270
UNITED STATES | U.S. Department of the Interior – Bureau of Land Management
Total	[1]			$ 114		$ 114

[1]	Payments made at the national level are generally non-specific to a particular Project and are therefore not assigned to a Project at the Project level disclosure.